Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Reversal of Impairment CGUs (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 105,668,799	$ 89,191,280
(Impairment)	(48,794,953)	(50,948,816)
Reversal of impairment	274,517,820	143,179,778
Minatitlán Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	52,761,544	15,396,795
Madero Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	21,476,184	1,635,845
Tula Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	73,301,942	55,499,327
New Pemex Gas Processing Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	27,668,082	0
Cangrejera Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	10,207,253	9,335,695
Pemex Industrial Transformation
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	66,836,020	14,798,584
(Impairment)	(23,747,154)	(14,519,968)
Reversal of impairment	43,088,866	278,616
Pemex Industrial Transformation | Minatitlán Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	32,753,878	4,926,256
Pemex Industrial Transformation | Madero Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	21,042,822	1,344,916
(Impairment)	(3,594,516)	(5,861,975)
Pemex Industrial Transformation | Tula Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	9,830,444	5,712,131
Pemex Industrial Transformation | Cosoleacaque Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	2,887,875	0
(Impairment)	(3,278,609)	(1,324,519)
Pemex Industrial Transformation | Morelos Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	151,737	2,815,281
(Impairment)	(7,580,085)	(767,243)
Pemex Industrial Transformation | New Pemex Gas Processing Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	137,669	0
Pemex Industrial Transformation | Pajaritos Ethylene Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	31,595	0
Pemex Industrial Transformation | Cangrejera Ethylene Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
(Impairment)	(5,683,409)	0
Pemex Industrial Transformation | Poza Rica Gas Processing Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
(Impairment)	(3,200,227)	0
Pemex Industrial Transformation | Cangrejera Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
(Impairment)	(251,035)	0
Pemex Industrial Transformation | Minatitlán Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
(Impairment)	$ (159,273)	$ (6,566,231)